Quarterly Holdings Report
for
Fidelity Advisor® Equity Growth Fund
February 28, 2022
EPG-NPRT1-0422
1.797923.118
Common Stocks - 98.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 17.7%
Entertainment - 3.6%
Take-Two Interactive Software, Inc. (a)	147,518	23,898
Universal Music Group NV	2,992,675	68,330
Warner Music Group Corp. Class A	2,001,843	72,507
		164,735
Interactive Media & Services - 13.0%
Alphabet, Inc. Class A (a)	176,895	477,818
Meta Platforms, Inc. Class A (a)	500,739	105,671
ZipRecruiter, Inc. (a)	136,000	2,717
Zoominfo Technologies, Inc. (a)	216,100	11,819
		598,025
Media - 1.1%
Charter Communications, Inc. Class A (a)	23,700	14,262
Innovid Corp. (b)	242,614	922
Liberty Media Corp. Liberty Formula One Group Series C (a)	584,500	35,497
		50,681
TOTAL COMMUNICATION SERVICES		813,441
CONSUMER DISCRETIONARY - 9.2%
Automobiles - 0.5%
Ferrari NV	114,411	24,634
XPeng, Inc. ADR (a)	19,500	709
		25,343
Diversified Consumer Services - 0.7%
Laureate Education, Inc. Class A	2,031,744	22,024
Mister Car Wash, Inc.	536,000	8,587
		30,611
Hotels, Restaurants & Leisure - 0.8%
Airbnb, Inc. Class A (a)	174,600	26,450
Flutter Entertainment PLC (a)	85,600	12,324
		38,774
Household Durables - 0.0%
Blu Investments LLC (a)(b)(c)	12,123,162	4
Internet & Direct Marketing Retail - 5.4%
Amazon.com, Inc. (a)	80,602	247,550
Leisure Products - 0.2%
Peloton Interactive, Inc. Class A (a)(d)	286,900	8,337
Specialty Retail - 0.8%
Aritzia, Inc. (a)	89,600	3,407
Floor & Decor Holdings, Inc. Class A (a)	46,300	4,427
Victoria's Secret & Co. (a)	508,800	27,287
		35,121
Textiles, Apparel & Luxury Goods - 0.8%
LVMH Moet Hennessy Louis Vuitton SE	29,217	21,472
On Holding AG	11,400	278
Samsonite International SA (a)(e)	7,362,900	16,394
		38,144
TOTAL CONSUMER DISCRETIONARY		423,884
CONSUMER STAPLES - 2.7%
Beverages - 2.1%
Keurig Dr. Pepper, Inc.	608,800	23,542
Monster Beverage Corp. (a)	344,377	29,065
The Coca-Cola Co.	720,900	44,869
		97,476
Household Products - 0.6%
Reckitt Benckiser Group PLC	286,308	24,244
TOTAL CONSUMER STAPLES		121,720
ENERGY - 2.3%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	85,000	2,497
Oil, Gas & Consumable Fuels - 2.3%
Canadian Natural Resources Ltd. (d)	188,800	10,541
Cheniere Energy, Inc.	121,700	16,174
Denbury, Inc. (a)	10,819	786
Range Resources Corp. (a)	341,100	7,828
Reliance Industries Ltd.	2,230,325	69,684
		105,013
TOTAL ENERGY		107,510
FINANCIALS - 5.1%
Banks - 0.1%
HDFC Bank Ltd.	135,292	2,562
Capital Markets - 3.3%
BlackRock, Inc. Class A	32,800	24,400
CME Group, Inc.	325,880	77,080
MarketAxess Holdings, Inc.	47,900	18,270
Morningstar, Inc.	29,100	8,167
MSCI, Inc.	38,311	19,220
S&P Global, Inc.	12,300	4,621
		151,758
Insurance - 1.7%
American Financial Group, Inc.	156,010	21,122
Arthur J. Gallagher & Co.	231,131	36,563
BRP Group, Inc. (a)	273,400	7,592
Marsh & McLennan Companies, Inc.	77,300	12,013
		77,290
TOTAL FINANCIALS		231,610
HEALTH CARE - 14.6%
Biotechnology - 4.2%
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	1,000,100	60
rights (a)(c)	1,000,100	60
Affimed NV (a)	337,485	1,488
Alnylam Pharmaceuticals, Inc. (a)	47,800	7,545
Applied Therapeutics, Inc. (a)	82,690	155
Atara Biotherapeutics, Inc. (a)	232,900	2,993
BioNTech SE ADR (a)	19,007	2,866
Cytokinetics, Inc. (a)	111,500	3,938
EQRx, Inc. (a)	243,811	736
Erasca, Inc.	55,500	688
Evelo Biosciences, Inc. (a)	34,000	106
Galapagos NV sponsored ADR (a)	25,924	1,717
Gamida Cell Ltd. (a)(d)	934,668	3,140
Hookipa Pharma, Inc. (a)(d)	211,900	509
Innovent Biologics, Inc. (a)(e)	615,500	2,753
Insmed, Inc. (a)(d)	444,589	10,626
Prelude Therapeutics, Inc. (a)	17,000	150
Regeneron Pharmaceuticals, Inc. (a)	61,557	38,064
Rubius Therapeutics, Inc. (a)	80,596	402
Seagen, Inc. (a)	103,000	13,274
Seres Therapeutics, Inc. (a)	96,200	770
Synlogic, Inc. (a)	664,600	1,316
Vertex Pharmaceuticals, Inc. (a)	413,312	95,070
Vor Biopharma, Inc. (a)	252,839	2,283
XOMA Corp. (a)(d)	173,800	3,811
		194,520
Health Care Equipment & Supplies - 1.7%
Axonics Modulation Technologies, Inc. (a)	126,300	7,169
Edwards Lifesciences Corp. (a)	217,200	24,407
Insulet Corp. (a)	5,300	1,403
Intuitive Surgical, Inc. (a)	126,553	36,742
Nevro Corp. (a)	30,000	2,151
Penumbra, Inc. (a)	34,886	7,736
		79,608
Health Care Providers & Services - 5.4%
Guardant Health, Inc. (a)	75,915	5,031
HealthEquity, Inc. (a)	627,900	33,725
UnitedHealth Group, Inc.	434,015	206,535
		245,291
Health Care Technology - 0.3%
Certara, Inc. (a)	349,023	8,844
Simulations Plus, Inc. (d)	57,000	2,245
		11,089
Life Sciences Tools & Services - 1.8%
10X Genomics, Inc. (a)	31,196	2,542
Bio-Techne Corp.	29,400	12,331
Bruker Corp.	289,771	20,391
Codexis, Inc. (a)	287,504	5,730
Danaher Corp.	141,995	38,965
Nanostring Technologies, Inc. (a)	62,300	2,209
Olink Holding AB ADR (a)	16,200	277
		82,445
Pharmaceuticals - 1.2%
Aclaris Therapeutics, Inc. (a)	144,100	2,147
Eli Lilly & Co.	197,187	49,287
Nuvation Bio, Inc. (a)	186,501	944
Revance Therapeutics, Inc. (a)	251,100	3,407
		55,785
TOTAL HEALTH CARE		668,738
INDUSTRIALS - 6.3%
Aerospace & Defense - 0.5%
Axon Enterprise, Inc. (a)	57,900	8,120
Northrop Grumman Corp.	32,300	14,281
		22,401
Airlines - 0.7%
Ryanair Holdings PLC sponsored ADR (a)	335,280	33,431
Electrical Equipment - 0.9%
Ballard Power Systems, Inc. (a)(d)	17,100	195
Bloom Energy Corp. Class A (a)(d)	87,000	1,931
Ceres Power Holdings PLC (a)	798,800	7,491
Eaton Corp. PLC	32,200	4,968
Generac Holdings, Inc. (a)	65,551	20,679
Vestas Wind Systems A/S	138,600	4,469
		39,733
Machinery - 0.9%
Ingersoll Rand, Inc.	622,035	31,425
Otis Worldwide Corp.	122,000	9,556
		40,981
Professional Services - 1.7%
ASGN, Inc. (a)	80,600	8,930
Clarivate Analytics PLC (a)(d)	854,500	12,800
CoStar Group, Inc. (a)	25,400	1,550
KBR, Inc.	816,536	40,533
Kforce, Inc.	42,200	3,173
Upwork, Inc. (a)	461,488	11,666
		78,652
Road & Rail - 0.6%
Uber Technologies, Inc. (a)	778,923	28,065
Trading Companies & Distributors - 1.0%
Azelis Group NV	79,500	1,612
Ferguson PLC	218,000	33,218
United Rentals, Inc. (a)	31,400	10,099
		44,929
TOTAL INDUSTRIALS		288,192
INFORMATION TECHNOLOGY - 35.3%
Electronic Equipment & Components - 0.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,740,000	6,465
IT Services - 2.8%
Amadeus IT Holding SA Class A (a)	205,500	13,558
Cloudflare, Inc. (a)	60,454	7,038
Cognizant Technology Solutions Corp. Class A	538,600	46,390
MasterCard, Inc. Class A	40,627	14,659
MongoDB, Inc. Class A (a)	86,068	32,877
Okta, Inc. (a)	5,000	914
VeriSign, Inc. (a)	65,100	13,913
		129,349
Semiconductors & Semiconductor Equipment - 7.1%
Aixtron AG	434,700	9,305
Allegro MicroSystems LLC (a)	33,600	963
ASML Holding NV	33,251	22,162
eMemory Technology, Inc.	36,000	2,430
Enphase Energy, Inc. (a)	124,300	20,721
NVIDIA Corp.	497,984	121,433
Qualcomm, Inc.	518,492	89,175
Silicon Laboratories, Inc. (a)	8,920	1,371
SiTime Corp. (a)	39,900	8,065
SolarEdge Technologies, Inc. (a)	80,800	25,809
Universal Display Corp.	143,400	22,214
		323,648
Software - 19.4%
Adobe, Inc. (a)	213,391	99,799
Confluent, Inc.	64,000	2,739
Coupa Software, Inc. (a)	87,800	10,625
Elastic NV (a)	3,012	261
Epic Games, Inc. (a)(b)(c)	3,289	2,421
HashiCorp, Inc.	44,400	2,237
HubSpot, Inc. (a)	2,100	1,103
Intuit, Inc.	82,962	39,355
Mandiant, Inc. (a)	3,286,420	65,071
Manhattan Associates, Inc. (a)	154,527	20,657
Microsoft Corp.	1,730,703	517,120
Oracle Corp.	429,900	32,660
Palo Alto Networks, Inc. (a)	151,313	89,918
Samsara, Inc.	27,300	477
Volue A/S (a)	905,100	4,319
		888,762
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	1,637,490	270,382
TOTAL INFORMATION TECHNOLOGY		1,618,606
MATERIALS - 4.7%
Chemicals - 3.1%
Albemarle Corp. U.S.	195,771	38,350
CF Industries Holdings, Inc.	515,400	41,845
Sherwin-Williams Co.	163,594	43,046
The Chemours Co. LLC	691,100	19,074
		142,315
Metals & Mining - 1.6%
First Quantum Minerals Ltd.	438,900	12,871
Freeport-McMoRan, Inc.	885,700	41,584
Lynas Rare Earths Ltd. (a)	1,647,684	12,472
MP Materials Corp. (a)(d)	144,000	6,569
		73,496
TOTAL MATERIALS		215,811
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Prologis (REIT), Inc.	150,000	21,878
Welltower, Inc.	28,200	2,349
		24,227
Real Estate Management & Development - 0.1%
Doma Holdings, Inc. (b)	487,314	1,296
TOTAL REAL ESTATE		25,523
UTILITIES - 0.1%
Electric Utilities - 0.1%
ORSTED A/S (e)	35,500	4,594
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP	60,000	2,155
TOTAL UTILITIES		6,749
TOTAL COMMON STOCKS (Cost $2,738,898)		4,521,784

Convertible Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)	111,100	402
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(b)(c)	105,425	3
Software - 0.0%
ASAPP, Inc. Series C (b)(c)	367,427	1,532
TOTAL INFORMATION TECHNOLOGY		1,535
MATERIALS - 0.3%
Metals & Mining - 0.3%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(c)	76,285	3,610
Series C3 (a)(b)(c)	95,356	4,512
Series C4 (a)(b)(c)	27,230	1,289
Series C5 (b)(c)	53,844	2,548
		11,959
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,964)		13,896

Money Market Funds - 1.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.07% (f)	52,241,132	52,252
Fidelity Securities Lending Cash Central Fund 0.07% (f)(g)	36,150,023	36,154
TOTAL MONEY MARKET FUNDS (Cost $88,406)		88,406

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $2,838,268)	4,624,086
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(36,232)
NET ASSETS - 100.0%	4,587,854

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,539,000 or 0.4% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,741,000 or 0.5% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
AppNexus, Inc. Series E (Escrow)	8/01/14	0
ASAPP, Inc. Series C	4/30/21	2,424
Blu Investments LLC	5/21/20	21
Doma Holdings, Inc.	3/02/21	4,873
ElevateBio LLC Series C	3/09/21	466
Epic Games, Inc.	3/29/21	2,911
Illuminated Holdings, Inc. Series C2	7/07/20	1,907
Illuminated Holdings, Inc. Series C3	7/07/20	2,861
Illuminated Holdings, Inc. Series C4	1/08/21	980
Illuminated Holdings, Inc. Series C5	6/16/21	2,326
Innovid Corp.	6/24/21	2,426

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	47,883	307,518	303,149	9	-	-	52,252	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	15,138	77,265	56,249	9	-	-	36,154	0.1%
Total	63,021	384,783	359,398	18	-	-	88,406

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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